Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Account receivable, allowance for doubtful	$ 20,957	$ 0
Fixed assets, accumulated depreciation	203,225	143,818	$ 29,427
Intangible assets, accumulated amortization	$ 765,413	$ 472,944	$ 135,803
Preferred stock, par value	$ .0001	$ .0001	$ .0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ .0001	$ .0001	$ .0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	68,823,947	64,727,449	31,465,364
Common stock, shares outstanding	68,823,947	64,727,449	31,465,364
Notes Payable [Member]
Discount current	$ 0	$ 75,000	$ 0
Related Party Notes Payable [Member]
Discount current	$ 22,500	0	18,310
Convertible Notes Payable [Member]
Discount noncurrent		$ 0	$ 199,877